RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

As of September 30, 2024 and December 31, 2023, the Company had notes due to the shareholder of $88,042 and 71,892, respectively.  The notes carry an interest rate of 10% and are due upon demand.

During the nine months ended September 30, 2024 and 2023, the Company recorded interest expense of $6,609 and $7,189 respectively.

Asset Purchase Agreement

On June 9, 2024, the Company entered into an Asset  Transfer Agreement with it CEO Mr. Nakhwa  pursuant to which Mr. Nakhwa assigned to the Company all of Mr. Nakhwa’s interest in Facial Recognition Technology (FRT) solutions and intellectual property associated therewith in exchange for $1.00. The Company evaluated the Asset Purchase Agreement in accordance with ASC 805 – Business Combinations which notes the threshold requirements of a business combination that includes the expanded definition of a “business” and defines elements that are to be present to be determined whether an acquisition of a business occurred. No “activities” of the acquiree were acquired. Instead, the Company obtained control of a set of inputs (the acquired assets). Thus, the Company determined agreement is an acquisition of assets, not an acquisition of a business in accordance with ASC 805. Additionally, as the transaction occurred between entities under common control the assets were recorded as their historical basis which was determined to be $0.

NOTE 8 – RELATED PARTY TRANSACTIONS

During the years ended December 31, 2023 and 2022, the Company has received various advances from a shareholder amounting to $16,150 and $0 for general operating purposes, respectively. The notes carry an interest rate of 10% and are due upon demand. As of December 31, 2023 and 2022, the Company had notes due to the shareholder of $88,042 and 71,892, respectively.

During the year ended December 31, 2023 and 2022, the Company recorded interest expense of $8,003.